UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 86.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.36%, with maturity at 2038(1)	$4,344	$4,661,877
2.364%, with maturity at 2036(1)	3,912	4,180,807
2.882%, with maturity at 2035(1)	6,439	6,868,734
2.92%, with maturity at 2034(1)	1,534	1,638,633
4.50%, with various maturities to 2035	4,999	5,400,300
5.00%, with various maturities to 2018	1,591	1,680,405
5.50%, with various maturities to 2032	2,501	2,650,867
6.00%, with various maturities to 2035	12,218	14,005,260
6.50%, with various maturities to 2036	31,690	36,570,979
6.87%, with maturity at 2024	92	104,434
7.00%, with various maturities to 2035	18,522	21,522,320
7.09%, with maturity at 2023	380	426,367
7.25%, with maturity at 2022	537	604,374
7.31%, with maturity at 2027	130	152,114
7.50%, with various maturities to 2035	16,038	19,127,520
7.63%, with maturity at 2019	123	132,131
7.75%, with maturity at 2018	9	9,554
7.78%, with maturity at 2022	76	85,582
7.85%, with maturity at 2020	98	107,699
8.00%, with various maturities to 2028	3,734	4,138,005
8.13%, with maturity at 2019	219	237,022
8.15%, with various maturities to 2021	142	157,410
8.25%, with maturity at 2017	20	21,068
8.50%, with various maturities to 2031	3,770	4,423,162
9.00%, with various maturities to 2027	1,870	1,972,497
9.25%, with maturity at 2017	10	10,471
9.50%, with various maturities to 2026	813	897,282
10.50%, with maturity at 2020	267	301,706
11.00%, with maturity at 2015	3	3,522

		$132,092,102

Federal National Mortgage Association:
1.913%, with various maturities to 2035(1)	$18,832	$19,568,982
1.917%, with various maturities to 2033(1)	2,471	2,563,324
1.919%, with maturity at 2022(1)	1,084	1,110,332
1.921%, with various maturities to 2044(1)	2,156	2,248,331
1.991%, with maturity at 2022(1)	782	798,437
2.002%, with maturity at 2035(1)	1,199	1,241,335
2.023%, with maturity at 2031(1)	1,488	1,521,801
2.202%, with maturity at 2037(1)	3,886	4,038,945
2.263%, with maturity at 2040(1)	1,299	1,386,930
2.393%, with maturity at 2036(1)	4,545	4,875,418
2.563%, with maturity at 2036(1)	1,001	1,030,245
2.982%, with maturity at 2036(1)	1,083	1,118,528
3.617%, with maturity at 2021(1)	705	731,363
3.64%, with maturity at 2034(1)	4,402	4,800,526

Security	Principal Amount (000’s omitted)		Value
3.723%, with maturity at 2035(1)	$4,808		$5,243,202
3.732%, with maturity at 2036(1)	312		331,216
3.876%, with maturity at 2036(1)	15,165		16,536,387
3.946%, with maturity at 2034(1)	4,165		4,542,001
4.164%, with maturity at 2035(1)	4,531		4,985,158
4.672%, with maturity at 2034(1)	11,057		12,131,080
5.00%, with maturity at 2027	251		277,381
5.50%, with various maturities to 2030	1,822		1,939,229
6.00%, with various maturities to 2038	14,616		16,892,556
6.436%, with maturity at 2025(2)	127		140,280
6.50%, with various maturities to 2038(5)	113,628		132,762,918
7.00%, with various maturities to 2037	59,187		69,556,317
7.50%, with various maturities to 2035	4,988		5,893,629
7.875%, with maturity at 2021	441		502,188
8.00%, with various maturities to 2034	21,404		25,916,088
8.017%, with maturity at 2030(2)	9		10,496
8.25%, with maturity at 2025	179		204,182
8.33%, with maturity at 2020	278		309,517
8.455%, with maturity at 2021(2)	41		46,039
8.50%, with various maturities to 2032	3,610		4,357,520
9.00%, with various maturities to 2030	422		485,546
9.50%, with various maturities to 2030	871		983,988
9.551%, with maturity at 2020(2)	3		3,094
9.58%, with maturity at 2021(2)	33		36,364
9.639%, with maturity at 2025(2)	15		16,879
9.75%, with maturity at 2019	9		9,889
9.815%, with maturity at 2021(2)	39		44,320
9.87%, with maturity at 2025(2)	9		10,366
9.991%, with maturity at 2023(2)	24		27,985
10.053%, with maturity at 2025(2)	3		3,163
10.106%, with maturity at 2021(2)	27		29,757
11.00%, with maturity at 2020	69		72,238
11.021%, with maturity at 2021(2)	1		1,596
11.497%, with maturity at 2019(2)	3		2,745
11.816%, with maturity at 2018(2)	0	(3)	329

			$351,340,140

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$211		$216,193
2.00%, with maturity at 2026(1)	242		252,106
6.00%, with various maturities to 2033	31,454		36,805,623
6.10%, with maturity at 2033	8,141		9,382,166
6.50%, with various maturities to 2034	8,145		9,584,577
7.00%, with various maturities to 2034	20,705		24,116,113
7.50%, with various maturities to 2025	2,940		3,383,089
8.00%, with various maturities to 2027	4,272		4,904,729
8.25%, with maturity at 2019	46		50,264
8.30%, with maturity at 2020	18		19,497
8.50%, with various maturities to 2018	370		392,591
9.00%, with various maturities to 2027	3,584		4,334,787
9.50%, with various maturities to 2026	2,050		2,428,499

			$95,870,234

Total Mortgage Pass-Throughs (identified cost $556,831,316)			$579,302,476

Collateralized Mortgage Obligations — 6.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$130	$151,483
Series 1822, Class Z, 6.90%, 3/15/26	673	757,762
Series 1829, Class ZB, 6.50%, 3/15/26	261	289,476
Series 1896, Class Z, 6.00%, 9/15/26	330	363,012
Series 2075, Class PH, 6.50%, 8/15/28	160	180,450
Series 2091, Class ZC, 6.00%, 11/15/28	572	643,761
Series 2102, Class Z, 6.00%, 12/15/28	148	170,080
Series 2115, Class K, 6.00%, 1/15/29	1,128	1,253,159
Series 2142, Class Z, 6.50%, 4/15/29	356	415,964
Series 2245, Class A, 8.00%, 8/15/27	5,017	6,034,237
Series 4385, Class SC, 8.938%, 9/15/44(4)	5,536	5,826,456
Series 4407, Class LN, 8.925%, 12/15/43(4)	3,759	4,013,497

		$20,099,337

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$147	$166,690
Series G92-44, Class ZQ, 8.00%, 7/25/22	83	88,151
Series G93-36, Class ZQ, 6.50%, 12/25/23	6,060	6,850,358
Series 1993-16, Class Z, 7.50%, 2/25/23	200	227,082
Series 1993-39, Class Z, 7.50%, 4/25/23	575	661,549
Series 1993-45, Class Z, 7.00%, 4/25/23	637	724,543
Series 1993-149, Class M, 7.00%, 8/25/23	217	244,079
Series 1993-178, Class PK, 6.50%, 9/25/23	476	529,526
Series 1993-250, Class Z, 7.00%, 12/25/23	27	27,461
Series 1994-40, Class Z, 6.50%, 3/25/24	491	546,275
Series 1994-42, Class K, 6.50%, 4/25/24	2,189	2,438,730
Series 1994-82, Class Z, 8.00%, 5/25/24	847	979,899
Series 1997-81, Class PD, 6.35%, 12/18/27	298	334,259
Series 2000-49, Class A, 8.00%, 3/18/27	502	589,423
Series 2001-81, Class HE, 6.50%, 1/25/32	1,092	1,239,739
Series 2002-1, Class G, 7.00%, 7/25/23	288	323,470
Series 2005-37, Class SU, 28.527%, 3/25/35(4)	1,445	2,067,398

		$18,038,632

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$318	$371,002
Series 2014-145, Class SP, 9.055%, 10/16/44(4)	4,255	4,400,025

		$4,771,027

Total Collateralized Mortgage Obligations (identified cost $40,066,413)		$42,908,996

U.S. Government Agency Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,454,706
5.75%, 6/12/26	2,720	3,651,222

Total U.S. Government Agency Obligations (identified cost $7,410,438)		$9,105,928

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$8,555,154

Total U.S. Treasury Obligations (identified cost $6,158,130)		$8,555,154

Short-Term Investments — 5.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(6)	$35,369	$35,369,124

Total Short-Term Investments (identified cost $35,369,124)		$35,369,124

Total Investments — 100.6% (identified cost $645,835,421)		$675,241,678

Interest Rate Swaptions Written — (0.8)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$100,000,000	$(5,487,500)

Total Interest Rate Swaptions Written (premium received $2,650,000)				$(5,487,500)

Other Assets, Less Liabilities — 0.2%				$1,363,601

Net Assets — 100.0%				$671,117,779

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(3)	Principal amount is less than $500.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $13,384.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$654,381,540

Gross unrealized appreciation	$23,417,411
Gross unrealized depreciation	(2,557,273)

Net unrealized appreciation	$20,860,138

A summary of open financial instruments at January 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/15	150 U.S. 2-Year Treasury Note	Short	$(32,835,937)	$(32,964,844)	$(128,907)
3/15	325 U.S. 5-Year Treasury Note	Short	(38,667,383)	(39,436,719)	(769,336)
3/15	150 U.S. 10-Year Treasury Note	Short	(18,930,469)	(19,631,250)	(700,781)
3/15	150 U.S. Ultra-Long Treasury Bond	Long	23,728,125	26,840,625	3,112,500

					$1,513,476

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
CME Group, Inc.	$1,000	Receives	3-month USD-LIBOR-BBA	1.664%	2/24/19	$(24,939)

						$(24,939)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$589,940
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(2,260,580)

						$(1,670,640)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended January 31, 2015 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$100,000,000	$2,650,000

Outstanding, end of period	$100,000,000	$2,650,000

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Written swaptions	$—		$(5,487,500)
Futures contracts	3,112,500	(1)	(1,599,024	)(1)
Swap contracts	589,940		(2,260,580)
Swap contracts (centrally cleared)	—		(24,939)

Total	$3,702,440		$(9,372,043)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$579,302,476	$—	$579,302,476
Collateralized Mortgage Obligations	—	42,908,996	—	42,908,996
U.S. Government Agency Obligations	—	9,105,928	—	9,105,928
U.S. Treasury Obligations	—	8,555,154	—	8,555,154
Short-Term Investments	—	35,369,124	—	35,369,124
Total Investments	$—	$675,241,678	$—	$675,241,678
Futures Contracts	$3,112,500	$—	$—	$3,112,500
Swap Contracts	—	589,940	—	589,940
Total	$3,112,500	$675,831,618	$—	$678,944,118

Liability Description
Interest Rate Swaptions Written	$—	$(5,487,500)	$—	$(5,487,500)
Futures Contracts	(1,599,024)	—	—	(1,599,024)
Swap Contracts	—	(2,285,519)	—	(2,285,519)
Total	$(1,599,024)	$(7,773,019)	$—	$(9,372,043)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015